BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock S&P 500 Index V.I. Fund

(the “Fund”)

Supplement dated February 4, 2014

to the Fund’s Prospectus dated May 1, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Christopher Bliss, CFA, CPA	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2011	Managing Director of BlackRock, Inc.
Alan Mason	2014	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details about the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by Christopher Bliss, CFA, CPA, Greg Savage, CFA and Alan Mason. Mr. Bliss, Mr. Savage and Mr. Mason are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section of the Prospectus entitled “Other Important Information — Management of the Funds — Portfolio Manager Information — BlackRock S&P 500 Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock S&P 500 Index V.I. Fund

The Fund is managed by Christopher Bliss, CFA, CPA, Greg Savage, CFA and Alan Mason, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Christopher Bliss, CFA, CPA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2009; Principal of Barclays Global Investors (“BGI”) from 2005 to 2009.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2009.

Shareholders should retain this Supplement for future reference.

PRO-VARS&P-0114SUP